UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03287

                           New Alternatives Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         150 Broadhollow Road, Suite 306
                            Melville, New York 11747
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         David J. Schoenwald, President
                           New Alternatives Fund, Inc.
                         150 Broadhollow Road, Suite 306
                            Melville, New York 11747
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 631-423-7373

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006

NEW ALTERNATIVES FUND, INC.
150 Broadhollow Road Suite 306
Melville, New York 11747
1-800-423-8383 or 631-423-7373

Fund's Investment Company Act file number:           811 - 3278
Fund's name as specified on its charter:             New Alternatives Fund, Inc.
Date of fiscal year end:                             December 31
Date of reporting period:

NAME OF SECURITY: EVERGREEN SOLAR, INC.

Ticker:            ESLR            Cusip or Sedol Number:     30033R108
                                   Meeting Type:              Annual
Rec. Date:         06/20/05        Meeting Date:              07/15/05

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.   Director Nominees Election                                       For               Did not vote
2.   To ratify appointment of Pricewaterhousecoopers LLP
     as independent public accounting firm for fiscal year
     ending December 31, 2005                                         For               For
3.   To approve amendment and restatement of Company's
     amended 2000 stock option and incentive plan                     For               Abstain
4.   To approve amendment and restatement of Company's
     2000 employee stock purchase plan                                For               Abstain


NAME OF SECURITY: MEDIS TECHNOLOGIES LTD.

Ticker:            MDTL                              Cusip or Sedol Number:     58500P107
                                                     Meeting Type:              Annual
Rec. Date:         06/06/05                          Meeting Date:              07/21/05

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.     Director Nominees Election                                     For               For All Nominees
2.     To amend company's 1999 stock option plan to increase
       number of shares of common stock available for option
       grants thereunder to 4,200,000                                 For               Abstain


NAME OF SECURITY: LINEAR TECHNOLOGY CORPORATION

Ticker:            LLTC                              Cusip or Sedol Number:     535678106
                                                     Meeting Type:              Annual
Rec. Date:         09/06/05                          Meeting Date:              11/02/05

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.   Director Nominees Election                                       For               For All Nominees
2.   To approve adoption of 2005 equity incentive plan
     and reservation of shares for issuance thereunder                For               Against
3.   To approve the adoption of 2005 employee stock
     purchase plan and reservation of shares for
     issuance thereunder                                              For               Against
4.   To reapprove the 1996 senior executive bonus
     plan                                                             For               Against
5.   Ratify Ernst & Young LLP as Company's independent
     registered accounting firm for fiscal
     year ending July 2, 2006                                         For               For

NAME OF SECURITY: CREE, INC.

Ticker:            CREE         Cusip or Sedol Number:     225447101
                                Meeting Type:              Annual
Rec. Date:         09/13/05     Meeting Date:              11/03/05

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.   Director Nominees Election                                       For               For All Nominees
2.   Approval of 2005 employee stock
     purchase plan                                                    For               Against
3.   Approval of amendments to 2004 long-term
     incentive compensation plan                                      For               Against
4.   Ratification of Ernst & Young LLP as auditors for
     fiscal year ending June 25, 2006                                 For               For

NAME OF SECURITY: BRASCAN CORPORATION

Ticker:            BNN             Cusip or Sedol Number:     10549P606
                                   Meeting Type:              Special Meeting
Rec. Date:         09/26/05        Meeting Date:              11/10/05

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.     To change the name of the Corporation to
         Brookfield Asset Management Inc.                             For               For

NAME OF SECURITY: VALENCE TECHNOLOGY, INC.

Ticker:           VLNC              Cusip or Sedol Number:     918914102
                                    Meeting Type:              Annual Meeting
Rec. Date:        09/15/05          Meeting Date:              11/09/05

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.      Director Nominees Election                                    For               For

NAME OF SECURITY: INTERNATIONAL RECTIFIER CORPORATION

Ticker:            IRF               Cusip or Sedol Number:     460254105
                                     Meeting Type:              Annual
Rec. Date:         09/21/05          Meeting Date:              11/21/05

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.   Director Nominees Election                                       For               For All Nominees
2.   Amendment of employee stock purchase plan.  To
      approve proposed amendment and restatement of
      company's employee stock purchase plan                          For               Against
3.    Ratification of PriceWaterhouseCoopers LLP
      as independent registered public accounting
      firm to serve for fiscal year 2006                              For               For

NAME OF SECURITY: INTERMAGNETICS GENERAL CORPORATION

Ticker:            IMGC            Cusip or Sedol Number:     458771102
                                   Meeting Type:              Annual
Rec. Date:         09/26/05        Meeting Date:              11/22/05

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.   Director Nominees Election                                       For               For All Nominees

NAME OF SECURITY: UNITED NATURAL FOODS, INC.

Ticker:            UNFI              Cusip or Sedol Number:     911163103
                                     Meeting Type:              Annual
Rec. Date:         10/10/05          Meeting Date:              12/08/05

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.   Director Nominees Election                                       For               For All Nominees
2.   To approve amendment to increase the
     number of shares of common stock from
     50,000,000 to 100,000,000 shares                                 For               For
3.   To ratify appointment of KPMG LLP as
     independent registered public accounting firm
     for fiscal year 2006                                             For               For

NAME OF SECURITY: NEW JERSEY RESOURCES CORPORATION

Ticker:    NJR                              Cusip or Sedol Number:    646025106
                                            Meeting Type:             Annual
Rec. Date: 12/07/05                         Meeting Date:             01/25/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.   Director Nominees Election                                       For               For All Nominees
2.   To approve outside Director stock compensation
     plan and ratify grants of stock made under plan in
     2005, as described in accompanying proxy
     statement                                                        For               Against
3.   To approve officers annual incentive plan as
     described in accompanying proxy statement                        For               Against
4.   To approve retention of Deloitte & Touche LLP
     as auditors for fiscal year ending September 30, 2006            For               For

NAME OF SECURITY:  COMMERCIAL METALS COMPANY

Ticker:           CMC               Cusip or Sedol Number:     201723103
                                    Meeting Type:              Annual
Rec. Date:        11/28/05          Meeting Date:              01/26/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.   Director Nominees Election                                       For               For All Nominees
2.   Amendment to restated certificate of incorporation
     to increase number of shares of common stock from
     10,000 to 200,000 with no change in number of
     authorized shares of preferred stock                             For               For
3.   Amendment to restated certificate of incorporation
     to decrease par value of common stock from
     $5.00 per share to $.01 per share                                For               Against
4.   To ratify appointment of Deloitte & Touche LLP
     as auditors for fiscal year ending August 31, 2006               For               For

NAME OF SECURITY: THE LACLEDE GROUP, INC.

Ticker:         LG                          Cusip or Sedol Number:    505597104
                                            Meeting Type:             Annual
Rec. Date:      12/01/05                    Meeting Date:             01/26/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.   Director Nominees Election                                       For               For All Nominees
2.   To amend articles of incorporation to reduce
     the minimum size of Board from nine to seven                     For               For
3.   To approve The Laclede Group annual
     incentive plan                                                   For               Against
4.   To approve The Laclede Group 2006
     equity incentive plan                                            For               Against
5.   To ratify appointment of Deloitte & Touche LLP
     as independent auditors for fiscal year 2006                     For               For

NAME OF SECURITY: ATMOS ENERGY CORPORATION

Ticker:    ATO                       Cusip or Sedol Number:     049560105
                                     Meeting Type:              Annual
Rec. Date: 12/15/05                  Meeting Date:              02/08/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.   Director Nominees Election                                       For               For

NAME OF SECURITY: PIEDMONT NATURAL GAS COMPANY, INC.

Ticker:           PNY                     Cusip or Sedol Number:   720186105
                                          Meeting Type:            Annual
Rec. Date:        01/10/06                Meeting Date:            03/03/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.     Director Nominees Election                                     For               For All Nominees
2.     Ratification of Deloitte & Touche LLP as
       independent registered public accounting firm                  For               For
3.     Amendment of Article 3 of company's articles
       of incorporation to increase authorized shares
       of common stock from 100,000,000 to 200,000,000
       shares                                                         For               For
4.     Approval of Piedmont Natural Gas Company
       incentive compensation plan                                    For               Against

NAME OF SECURITY: COMPANHIA DE SANEAMENTO BASICO

Ticker:           SBS                      Cusip or Sedol Number:   20441A102
                                           Meeting Type:            Special
Rec. Date:        03/06/06                 Meeting Date:            03/27/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.     Director Nominees Election                                     For               For
2.     Ratify compensation of members of Board
       of executive officers and Board of Directors                   For               Against
3.     Other issues of social interest                                For               Did not vote*

----------
*  No information provided detailing the social interests issues to be voted on

NAME OF SECURITY:     FUELCELL ENERGY, INC

Ticker:           FCEL                      Cusip or Sedol Number:    35952H106
                                            Meeting Type:             Annual
Rec. Date:        02/06/06                  Meeting Date:             03/28/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1. Director Nominees Election                                         For               For All Except
                                                                                        05-Thomas L. Kempner
                                                                                        07-Jerry D. Leitman
2. Ratification of selection of KPMG LLP as
   independent registered public accounting firm                      For               For
3. Adoption of 2006 FuelCell Energy equity
   incentive plan                                                     For               Against

NAME OF SECURITY: EQUITABLE RESOURCES, INC.

Ticker:           EQT                       Cusip or Sedol Number:   294549100
                                            Meeting Type:            Annual
Rec. Date:        02/13/06                  Meeting Date:            04/12/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.   Director Nominees Election                                       For               For  All Nominees
2.   Ratify Ernst & Young LLP as independent
     registered public accountants                                    For               For
3.   Consider and approve amendment and
     continuation of executive short-term incentive plan              For               Against

NAME OF SECURITY: BALDOR ELECTRIC COMPANY

Ticker:            BEZ                     Cusip or Sedol Number:    057741100
                                           Meeting Type:             Annual
Rec. Date:         03/08/06                Meeting Date:             04/22/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.   Director Nominees Election                                       For               For All Nominees
2.   Adoption of Baldor Electric Company 2006
     equity incentive                                                 For               Abstain


NAME OF SECURITY: PRAXAIR, INC.

Ticker:           PX                   Cusip or Sedol Number:   74005P104
                                       Meeting Type:            Annual
Rec. Date:        03/01/06             Meeting Date:            04/25/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.     Director Nominees Election                                     For               For All Nominees
2.     Proposal to approve amendment to Praxair
       certificate of incorporation to declassify Board
       (Board makes no recommendation for Proposal 2)                 --                For
3.     Proposal to re-approve performance goals under
       Praxair's Section 162(M) Plan                                  For               Abstain
4.     Proposal to ratify the appointment of the
       independent auditor                                            For               For

NAME OF SECURITY: BROOKFIELD ASSET MANAGEMENT INC.

Ticker:           BAM                     Cusip or Sedol Number:     112585104
                                          Meeting Type:              Special
Rec. Date:        03/17/06                Meeting Date:              04/26/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.     Special resolution to increase the number
       of directors from 14 to 16                                     For               Against
2.     Director Nominees Election                                     For               For
3.     The appointment of auditors and authorizing
       the directors to fix the renumeration to be paid
       to the auditors                                                For               For

NAME OF SECURITY: SOUTH JERSEY INDUSTRIES, INC.

Ticker:             SJI                Cusip or Sedol Number:     838518108
                                       Meeting Type:              Annual
Rec. Date:          02/24/06           Meeting Date:              04/28/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.   Director Nominees Election                                       For               For All Nominees
2.   To approve appointment of Deloitte & Touche LLP
     as independent registered public accounting
     firm for 2006                                                    For               For

NAME OF SECURITY: BADGER METER, INC.

Ticker:            ASE                 Cusip or Sedol Number:    056525108
                                       Meeting Type:             Annual
Rec. Date:         02/28/06            Meeting Date:             04/28/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.   Director Nominees Election                                       For               For All Nominees

NAME OF SECURITY: STANTEC INC.

Ticker:           SXC                    Cusip or Sedol Number:     85472N109
                                         Meeting Type:              Special
Rec. Date:        03/15/06               Meeting Date:              05/04/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.     Director Nominees Election                                     For                For All Nominees
2.     Ernst & Young, chartered accountants, be
       reappointed as Stantec's auditor and directors are
       authorized to fix the auditor's renumeration                   For               For
3.     Stantec's employee share option plan be amended
       to provide maximum number of common shares which may be
       reserved for issuance for all purposes under plan
       shall be 2,257,063 common shares, being 10% of issued
       and outstanding common shares on March 15, 2006 (on
       a non-diluted basis) and further subject to the
       applicable rules and regulations of all regulatory
       authorities                                                    For               Against
4.     Articles of corporation be amended to subdivide each
       issued common share of corporation on a two for one
       basis and any officer of corporation be and is hereby
       authorized to execute and deliver all such documents
       and to do all such other acts and things as
       may be considered necessary or desirable to give
       effect to this resolution                                      For               For

NAME OF SECURITY: ITRON, INC.

Ticker:             ITRI             Cusip or Sedol Number:     465741106
                                     Meeting Type:              Annual
Rec. Date:          02/28/06         Meeting Date:              05/09/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.   Director Nominees Election                                       For               For All Nominees
2.   Approval of Itron, Inc. amended and
     restated 2000 stock incentive plan                               For               Against

NAME OF SECURITY: ORMAT TECHNOLOGIES, INC.

Ticker:            ORA                      Cusip or Sedol Number:    686688102
                                            Meeting Type:             Annual
Rec. Date:         03/28/06                 Meeting Date:             05/09/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.  Director Nominees Election                                        For               For All Nominees
2.  To ratify selection of Pricewaterhousecoopers LLP
    as independent auditors of the company for fiscal year
    ending December 31, 2006                                          For               For

NAME OF SECURITY: AQUA AMERICA, INC.

Ticker:            WTR                     Cusip or Sedol Number:     03836W103
                                           Meeting Type:              Annual
Rec. Date:         03/27/06                Meeting Date:              05/17/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.     Director Nominees Election                                     For               For All Nominees

NAME OF SECURITY: SUNOPTA INC.

Ticker:    STKL                         Cusip or Sedol Number:     8676EP108
                                        Meeting Type:              Annual
Rec. Date: 03/28/06                     Meeting Date:              05/17/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.   A:  Director Nominees Election                                   For               Forall Nominees
2.   B:  Appointment of PriceWaterhouseCoopers LLP
     as auditors for 2006 and to authorize Directors to
     fix their renumeration                                           For               For

NAME OF SECURITY: IDACORP, INC.

Ticker:            IDA                    Cusip or Sedol Number:     451107106
                                          Meeting Type:              Annual
Rec. Date:         03/30/06               Meeting Date:              05/18/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.   Director Nominees Election                                       For               For All Nominees
2.   To ratify Deloitte & Touche LLP as registered
     public accounting firm for fiscal year ending 2006               For               For

NAME OF SECURITY: COLOR KINETICS INCORPORATED

Ticker:            CLRK                 Cusip or Sedol Number:     19624P100
                                        Meeting Type:              Annual
Rec. Date:         03/28/06             Meeting Date:              05/24/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.  Director Nominees Election                                        For               For All Nominees
2.  Approval of amendment of 2004 stock incentive
    plan to increase number of shares issuable under plan             For               Against

NAME OF SECURITY: TELVENT GIT SA

Ticker:            TLVT                Cusip or Sedol Number:     E90215109
                                       Meeting Type:              Annual
Rec. Date:         04/21/06            Meeting Date:              05/24/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.    Examination and approval of annual accounts and
      management report of company corresponding
      to financial year 2005                                          For               For
2.    Approval of proposed distribution of net income for
      2005 financial year                                             For               For
3.    Approval of actions of Board of Directors in the
      last year                                                       For               Abstain
4.    Approval of Board of Directors compensation                     For               Abstain
5.    Reelection or appointment of auditor of company
      and its consolidated group for year 2006                        For               For
6.    Amendment of minimum notice period for calling a
      general shareholders meeting                                    For               Against
7.    Grant of power to Board of Directors to correct,
      formalize, execute and/or legalize all documents
      memorializing agreements of shareholders at this
      meeting                                                         For               Abstain

8.    Approval of minutes of this meeting in any of the
      cases set by law                                                For               Abstain
9.    In their discretion, the proxies are authorized to
      vote upon such other business as properly may
      come before the meeting                                         For               Abstain

NAME OF SECURITY: KADANT INC.

Ticker:            KAI                 Cusip or Sedol Number:     48282T104
                                       Meeting Type:              Annual
Rec. Date:         04/10/06            Meeting Date:              05/25/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.  Director Nominees Election                                        For               For All Nominees
2.  Approval of Kadant Inc. 2006 equity
    incentive plan                                                    For               Against

NAME OF SECURITY: NORTHWEST NATURAL GAS COMPANY

Ticker:           NWN                    Cusip or Sedol Number:     667655104
                                         Meeting Type:              Annual
Rec. Date:        04/06/06               Meeting Date:              05/25/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.    Director Nominees Election                                      For               For All Nominees
2.    Reapproval of long-term incentive plan                          For               Against
3.    Amendments to employee stock purchase plan                      For               Against
4.    Restated articles of incorporation                              For               Abstain
5.    Amendment to Article IV of restated articles of
      incorporation                                                   For               Abstain
6.    Ratification of appointment of independent
      public accountants                                              For               For

NAME OF SECURITY: COMPANHIA DE SANEAMENTO BASICO

Ticker:           SBS                   Cusip or Sedol Number:     20441A102
                                        Meeting Type:              Extraordinary
Rec. Date:        05/26/06              Meeting Date:              06/19/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1.     Amend Articles 1, 2 and respective paragraphs
        and article 3 in compliance with provisions in                                  Cannot Vote
        state law #12,292 dated March 2, 2006                         For               Material Not Provided
2.      Amend articles: 13 "Caput" and paragraphs 14 "Caput"
        and first paragraph, 26 paragraph first, 36 "Caput"
        as well as reword articles 41, 42, 43, 44, 45, 46, 47
        and subparagraph, 48 "Caput", 49 "Caput" and
        paragraphs 1 and 2 and article 51 in order to adapt
        them to the new provisions in Sao Paulo Stock Exchange-Novo                     Cannot Vote
        Mercado's listings rules                                      For               Material Not Provided
3.      Amend articles 25, "Caput" and paragraphs, 27 "Caput"
        and sole paragraph, 29 "Caput" and paragraph 2, 31
        "Caput" to adjust them to company's current
        organizational structure and insert an article and
        paragraphs to ensure legal defense to members of Board of
        Directors and fiscal council, officers, employees
        or representatives                                                              Cannot Vote
        that had acted under management's delegation                  For               Material Not Provided
4.      Reorganize chapters III and VII, adjust and standardize
        wording, include, exclude and renumber articles,
        as well as consolidate company's bylaws, in compliance
        with draft available to shareholders at company's                               Cannot Vote
        headquarters and on the website www.sabesp.com.br             For               Material Not Provided
5.      Election of member of board of directors                      For               Cannot Vote
                                                                                        Material Not Provided

NAME OF SECURITY: KYOCERA CORPORATION

Ticker:            KYO                  Cusip or Sedol Number:     501556203
                                        Meeting Type:              Annual
Rec. Date:         03/31/06             Meeting Date:              06/23/06

Agenda Item Description
-----------------------

Proxy Item Proposals:                                                 Mgt Rec.:         How Voted:
1. Approval of proposed appropriation of retained
   earnings for year ended March 31, 2006                             For               For
2. Approval of amendments of articles of incorporation                For               Abstain


NAME OF SECURITY: MATSUSHITA ELECTRIC INDUSTRIAL CO., LTD.

Ticker:            MC                Cusip or Sedol Number:     576879209
                                     Meeting Type:              Annual
Rec. Date:         03/30/06          Meeting Date:              06/28/06

Agenda Item Description
-----------------------

                                                                      Mgt Rec.:         How Voted:
Directors: 3. Directors recommended nominees                          For               For All Nominees

Proxy Item Proposals:

1. To approve proposed allocation of profit with
   respect to 99th fiscal period                                      For               For
2. To make partial amendments to company's articles
   of incorporation                                                   For               Against
4. To elect 1 corporate auditor                                       For               For
5. To approve payment of retirement allowances to
   retiring directors for their meritorious service and
   final allowances related to termination of company's
   benefit system for retiring directors and corporate
   auditors                                                           For               Against

Note:  All matters were proposed by the respective issuer

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant New Alternatives Fund, Inc.
           ---------------------------------------------------------------------

By (Signature and Title)* /s/ David J. Schoenwald
                          ------------------------------------------------------
                          David J. Schoenwald, Chief Executive Officer
                          (Principal Executive Officer)

Date                      7/28/2006
     ---------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.